Net cash flow from operating activities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Net Cash Flow From Operating Activities [abstract]
Cash flows from operating activities
Cash flows from operating activities
in EUR million		2018	2017	2016
Cash flows from operating activities
Result before tax		6,986	8,085	6,753
Adjusted for:	- Depreciation and amortisation	520	520	536
	- Addition to loan loss provisions	656	676	974
	- Other	–1,763	703	1,084
Taxation paid		–1,602	–1,691	–1,603
Changes in:	– Loans and advances to banks, not available on demand	–777	–3,126	–1,162
	– Deposits from banks, not payable on demand	566	6,320	–342
	Net change in loans and advances to/ from banks, not available/ payable on demand	–211	3,194	–1,504
	– Trading assets	16,928	–1,612	16,956
	– Trading liabilities	–7,018	–9,575	–5,634
	Net change in Trading assets and Trading liabilities	9,910	–11,187	11,322
	Loans and advances to customers	–31,356	–21,390	–29,656
	Customer deposits	19,709	18,291	23,493
	– Non–trading derivatives	–215	–2,239	1,812
	– Assets designated at fair value through profit or loss	–725	441	–3,401
	– Assets mandatorily at fair value through profit or loss	–6,968	n/a	n/a
	– Other assets	684	–430	–915
	– Other financial liabilities at fair value through profit or loss	10,522	–565	–432
	– Provisions and other liabilities	769	339	90
	Other	4,067	–2,454	–2,846
Net cash flow from/(used in) operating activities		6,915	–5,253	8,553